Note 8 - Revenue From Government Contract	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Government Grants and Contracts [Text Block]
8.	Revenue from Government Contract

On June 12, 2024, GeoVax was awarded a contract (the “BARDA Contract”) through the Rapid Response Partnership Vehicle (RRPV) to advance the clinical development of GEO-CM04S1, the Company’s next-generation COVID-19 vaccine. The RRPV is a consortium funded by the Biomedical Advanced Research and Development Authority (BARDA), part of the Administration for Strategic Preparedness and Response (ASPR) in the U.S. Department of Health and Human Services (HHS).

Under the BARDA Contract, GeoVax will sponsor a 10,000-participant, randomized, Phase 2b double-blinded study to assess the clinical efficacy, safety, and immunogenicity of GEO-CM04S1 compared with a U.S. Food and Drug Administration (FDA)-approved mRNA COVID-19 vaccine. The direct award to GeoVax of approximately $24.3 million, which may increase to as much as $45 million, will fund the manufacturing of clinical materials and support for the Phase 2b clinical trial, including regulatory activities. BARDA has made a separate award of approximately $343 million through its Clinical Studies Network to support execution of the study by Allucent, a global clinical research organization.

GeoVax’s role in the project is being funded in whole or in part with federal funds from BARDA under Other Transaction 75A50123D00005. Allucent’s role in the project is being funded in whole or in part with federal funds from BARDA under contract 75A50120D00016/75A50123F33005.

During the three-month and six-month periods ending June 30, 2024, GeoVax recognized revenue of $300,677 associated with the BARDA contract. We record revenue associated with this contract as the reimbursable costs are incurred.

9.	Grant Revenue

During 2022 we received payments from government entities under our grants from the National Institute of Allergy and Infectious Diseases (NIAID) and from the U.S. Department of Defense in support of our vaccine research and development efforts. We record revenue associated with government grants as the reimbursable costs are incurred. Total revenues recorded for these grants during 2022 was $81,526. No grant payments were received in 2023. All funds available under these grants for our direct use have been utilized.